UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $135,923
                                      (thousands)


List of Other Included Managers:

No.    Form 13F File Number                Name

1.            028-11767            Cibelli Capital Management, L.L.C.

2.            028-11691            Marathon Partners L.P.

3.            028-14390            Robotti & Company Advisors, LLC

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
                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2011


COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                TITLE                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP    (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
COINSTAR INC                  COM            19259P300  32,884     822,100   SH          SHARED     1, 2, 3     822,100   0      0
DOVER MOTORSPORTS INC         COM            260174107   3,098   2,478,290   SH          SHARED     1, 2, 3   2,478,290   0      0
EXPEDIA INC DEL               COM            30212P105  15,100     586,400   SH          SHARED     1, 2, 3     586,400   0      0
GOOGLE INC                    CL A           38259P508  12,237      23,760   SH          SHARED     1, 2, 3      23,760   0      0
GOOGLE INC                    CL A           38259P508   7,726      15,000       CALL    SHARED     1, 2         15,000   0      0
GREEN DOT CORP                CL A           39304D102   4,109     131,200   SH          SHARED     1, 2, 3     131,200   0      0
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104   9,454     640,500   SH          SHARED     1, 2, 3     640,500   0      0
LUMBER LIQUIDATORS HLDGS INC  COM            55003T107   4,033     267,100   SH          SHARED     1, 2, 3     267,100   0      0
PANHANDLE OIL AND GAS INC     CL A           698477106   1,277      45,000   SH          SHARED     1, 2         45,000   0      0
SHUTTERFLY INC                COM            82568P304  37,947     921,500   SH          SHARED     1, 2, 3     921,500   0      0
SPDR GOLD TRUST               GOLD SHS       78463V107   4,884      30,900   SH          SHARED     1, 2, 3      30,900   0      0
WAL MART STORES INC           COM            931142103     239       4,600   SH          SHARED     1, 2, 3       4,600   0      0
WORLD WRESTLING ENTMT INC     CL A           98156Q108   2,936     329,500   SH          SHARED     1, 2, 3     329,500   0      0







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